CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash flows from (used in) operating activities
Net loss for the year	$ (2,051,990)	$ (939,124)	$ (1,056,142)
Items not affecting cash
Depreciation	0	0	140
Loss on disposal of equipment	0	0	198
Fair value loss on marketable securities	84,485	0	0
Flow-through share premium recovery	(28,828)	(349,676)	(21,459)
Loss on transfer of marketable securities	416	0	0
Proceeds received in excess of exploration and evaluation asset costs	(341,966)	0	0
Share-based payments	365,300	202,304	0
Write-down of exploration and evaluation assets	1,038,046	8,469	87,338
Changes in non-cash working capital items
Receivables	17,502	(30,622)	40,236
Due from alliance partner	126,047	(126,047)	0
VAT Receivables	(753)	(1,102)	(994)
Prepaid expenses	(60,669)	53,109	238,045
Accounts payable and accrued liabilities	11,604	(48,373)	51,149
Due to related parties	170,843	(24,606)	(48,600)
Funds held for optionee	234,081	(83,070)	53,524
Net cash (used in) operating activities	(435,882)	(1,338,738)	(656,565)
Cash flows from (used in) investing activities
Deposits	(61,584)	(27,563)	0
Exploration and evaluation assets, net of recoveries	12,341	(3,298,056)	(628,007)
Net cash (used in) investing activities	(49,243)	(3,325,619)	(628,007)
Cash flows from financing activities
Proceeds from issuance of common shares	750,000	4,448,315	1,100,000
Exercise of warrants	0	624,000	303,000
Proceeds from exercise of finder's warrants	0	2,805	60,151
Exercise of options	0	0	25,000
Share issue costs	(20,370)	(368,215)	(97,385)
Net cash provided by financing activities	729,630	4,706,905	1,390,766
Effect of exchange rate changes on cash	(20,007)	8,065	(96,661)
Change in cash for the year	224,498	50,613	9,533
Cash, beginning of the year	412,676	362,063	352,530
Cash, end of the year	$ 637,174	$ 412,676	$ 362,063